Note 7 - Goodwill and Other Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2003
Note 7 - Goodwill and Other Intangibles (Details) [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0
Finite-Lived Intangible Assets, Gross	747,000
Amortization of Intangible Assets	$ 0	$ 0
Hometown Bancshares Incorporated [Member]
Note 7 - Goodwill and Other Intangibles (Details) [Line Items]
Goodwill, Acquired During Period			$ 5,400,000